Trade and other payables - Summary of Detailed Information About Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Trade payables, current	$ 29,767	$ 34,591
Other payables, current	9,838	9,887
Sales taxes, excise duties and similar levies, current	3,439	3,105
Amounts due to joint ventures and associates, current	6,410	7,519
Accruals and deferred income, current	11,239	13,135
Total, current	60,693	68,237
Trade payables, non-current	0	0
Other payables, non-current	2,990	2,835
Sales taxes, excises duties and similar duties, non-current	0	0
Amounts due to joint ventures and associates, non-current	67	33
Accruals and deferred income, non-current	233	235
Total, non-current	3,290	3,103
Emissions instruments
Disclosure Of Emissions And Related Environmental Schemes [Line Items]
Other payables, current	3,518	3,853	$ 4,232
Other payables, non-current	417	193	478
Obligation under both environmental schemes	$ 3,935	$ 4,046	$ 4,710